AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of Available-for-Sale Marketable Securities
The following is a summary of available-for-sale marketable securities:

	December 31, 2018				December 31, 2017
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$1,799	$-	$(2)	$1,797	$573	$20	$(1)	$592
Corporate debentures	37,808	6	(98)	37,716	24,619	8	(22)	24,605

	39,607	6	(100)	39,513	25,192	28	(23)	25,197
Available-for-sale - matures after one year through three years:
Governmental debentures	476	-	(4)	472	108	-	(1)	107
Corporate debentures	24,455	4	(253)	24,206	37,812	64	(187)	37,689

	24,931	4	(257)	24,678	37,920	64	(188)	37,796
Available-for-sale - matures after three years through five years:
Governmental debentures	-	-	-	-	-	-	-	-
Corporate debentures	101	-	(2)	99	205	-	(4)	201
	101	-	(2)	99	205	-	(4)	201

	$64,639	$10	$(359)	$64,290	$63,317	$92	$(215)	$63,194